Investments (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance at beginning of period	$ 115	$ 125	$ 126
Additional credit impairments on:
Previously impaired securities	0	0	0
Securities without prior impairments	1	0	0
Reductions due to sales or redemptions	(6)	(10)	(1)
Balance at end of period	$ 110	$ 115	$ 125